Consolidated Balance Sheets $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Assets
Cash and cash equivalents	$ 1,677,792	$ 1,449,593
Trade and other receivables	41,248	122,698
Other current financial assets	515	861
Current income tax recoverable	18,409	3,219
Prepaid expenses and other current assets	50,324	41,064
Total current assets	1,788,288	1,617,435
Satellites, property and other equipment	1,364,084	1,429,688
Deferred tax assets	49,984	46,187
Other long-term financial assets	10,476	16,348
Long-term income tax recoverable	15,303	12,277
Other long-term assets	47,977	31,254
Intangible assets	756,878	762,659
Goodwill	2,446,603	2,446,603
Total assets	6,479,593	6,362,451
LIABILITIES
Trade and other payables	43,555	54,628
Other current financial liabilities	48,397	36,647
Income taxes payable	3,476	5,622
Other current liabilities	75,968	85,058
Current indebtedness
Total current liabilities	171,396	181,955
Long-term indebtedness	3,850,081	3,792,597
Deferred tax liabilities	275,696	296,318
Other long-term financial liabilities	19,663	23,835
Other long-term liabilities	327,055	371,453
Total liabilities	4,643,891	4,666,158
SHAREHOLDERS’ EQUITY
Share capital	46,554	42,841
Accumulated earnings	355,202	350,029
Reserves	78,609	22,804
Total Telesat Corporation shareholders’ equity	480,365	415,674
Non-controlling interest	1,355,337	1,280,619
Total shareholders’ equity	1,835,702	1,696,293
Total liabilities and shareholders’ equity	$ 6,479,593	$ 6,362,451